Document And Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	M3Sixty Funds Trust
Entity Central Index Key	0001643838
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Oct. 28, 2020
F/m Investments Large Cap Focused Fund | Investor Class Shares
Prospectus [Line Items]
Trading Symbol	IAFMX
F/m Investments Large Cap Focused Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	IAFLX